Inventories, Net	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
Inventories, Net	5. Inventories, Net As of December 31, 2024 and 2023, inventories consisted of the following balances:
	As of December 31,
	2024	2023
Inventories, net	$2,171,252	$1,997,526